VARIABLE INTEREST ENTITIES AND VOTING INTEREST ENTITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
DVSL ComputeCo, LLC [Member]
Schedule of Variable Interest Entities of Assets and Liabilities

The carrying amount of the assets and liabilities was as follows for DVSL:

(Dollars in thousands)	September 30, 2024	December 31, 2023

Current assets:
Cash and restricted cash	$3,693	$2,275
Accounts receivable, net (allowance for expected credit losses $367 and $0 as of September 30, 2024 and December 31, 2023)	751	1,201
Other receivable, related party	397	185
Prepaids and other current assets	45	-
Total current assets	4,886	3,661

Other assets- long term, related party	2,452	2,172
Operating lease right-of-use assets	85	90
Property, plant, and equipment	12,970	13,712
Total assets	$20,393	$19,635

Current liabilities:
Due to intercompany	$20	$-
Accrued expense	1,509	677
Customer deposits-current	1,410	-
Operating lease liability	7	7
Total current liabilities	2,946	684
Operating lease liability	78	83
Customer deposits- long term	-	1,190
Other liabilities, related party	224	224

Total liabilities	$3,248	$2,181

The carrying amount of the VIE’s assets and liabilities was as follows:

(Dollars in thousands)	December 31, 2023	December 31, 2022

Current assets:
Cash and restricted cash	$2,275	$15
Accounts receivable	1,246	-

Other receivable- current	-	247
Due from- intercompany	235	-
Total current assets	3,756	262

Other assets- long term	2,172	-
Property, plant, and equipment	13,712	13,673
Total assets	$19,640	$13,935

Current liabilities:
Due from – intercompany	$-	$241
Accounts payable	95	-
Accrued expense	677	-

Total current liabilities	772	241

Customer deposits- long term	1,190	-
Other long-term liabilities	224	-

Total liabilities	$2,186	$241

Devco LLC [Member]
Schedule of Variable Interest Entities of Assets and Liabilities

The carrying amount of the VIE’s assets and liabilities was as follows for DVCC:

(Dollars in thousands)	December 31, 2023	December 31, 2022

Current assets:
Cash and restricted cash	$2,575	$-
Accounts receivable	254	-
Related party receivable- intercompany	577	-
Total current assets	3,406	-

Other assets- long term	2,172	-
Property, plant, and equipment	22,188	-
Total assets	$27,766	$-

Current liabilities:
Accounts payable	$138	$-
Accrued expense	2,214	-
Due to intercompany	151
Related party payable- intercompany	1,108	-
Current portion of debt	1,681	-
Total current liabilities	5,292	-

Total liabilities	$5,292	$-

D V Compute Co L L C [Member]
Schedule of Variable Interest Entities of Assets and Liabilities

The carrying amount of the VIE’s assets and liabilities was as follows for DVCC:

(Dollars in thousands)	September 30, 2024	December 31, 2023

Current assets:
Cash and restricted cash	$1,841	$2,575
Accounts receivable	31	217
Prepaids and other current assets	63	-
Other receivable, related party	449	476
Total current assets	2,384	3,268

Other assets- long term, related party	2,452	2,172
Operating lease right-of-use assets	85	90
Property, plant, and equipment, net	18,735	22,188
Total assets	$23,656	$27,718

Current liabilities:
Due to intercompany	$1,107	$1,259
Accrued expense	1,359	2,213
Operating lease liability	7	7
Current portion of debt	291	1,682
Total current liabilities	2,764	5,161

Operating lease liability	78	83
Total liabilities	$2,842	$5,244

Compute Co [Member]
Schedule of Variable Interest Entities of Assets and Liabilities

The carrying amount of the assets and liabilities was as follows for ComputeCo:

(Dollars in thousands)	September 30, 2024

Current assets:
Cash and restricted cash	$290
Accounts receivable, intercompany	2,855
Other receivable, related party	1,378
Total current assets	4,523

Other assets- long term, related party	4,028
Total assets	$8,551

Current liabilities:
Accounts payable, trade	$28
Accounts payable, related party	738
Due to intercompany	3
Total current liabilities	769
Total liabilities	$769